UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CONVERTIBLE FUND

FORM N-Q

APRIL 30, 2008

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES - 77.9%
CONSUMER DISCRETIONARY - 6.0%
Household Durables - 1.6%
$1,500,000	Beazer Homes USA Inc., 4.625% due 6/15/24	$1,055,625
Specialty Retail - 4.4%
1,200,000	Charming Shoppes Inc., 1.125% due 5/1/14 (a)	733,500
1,200,000	Lowe’s Cos. Inc., Senior Notes, zero coupon bonds due 10/19/21	1,185,000
	Pier 1 Imports Inc., Senior Notes:
750,000	6.375% due 2/15/36 (a)	660,937
350,000	6.375% due 2/15/36	308,438
	Total Specialty Retail	2,887,875
	TOTAL CONSUMER DISCRETIONARY	3,943,500
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
850,000	Pantry Inc., Senior Subordinated Notes, 3.000% due 11/15/12	562,063
ENERGY - 9.1%
Energy Equipment & Services - 6.5%
450,000	Cameron International Corp., 2.500% due 6/15/26	707,625
450,000	Halliburton Co., Senior Notes, 3.125% due 7/15/23	1,105,875
700,000	Nabors Industries Inc., 0.940% due 5/15/11	741,125
1,000,000	Pride International Inc., 3.250% due 5/1/33	1,651,250
	Total Energy Equipment & Services	4,205,875
Oil, Gas & Consumable Fuels - 2.6%
800,000	GMX Resources Inc., Senior Notes, 5.000% due 2/1/13 (a)	1,059,000
700,000	Parker Drilling Co., Senior Notes, 2.125% due 7/15/12	660,625
	Total Oil, Gas & Consumable Fuels	1,719,625
	TOTAL ENERGY	5,925,500
FINANCIALS - 7.4%
Consumer Finance - 1.3%
1,300,000	AmeriCredit Corp., 2.125% due 9/15/13	819,000
Real Estate Investment Trusts (REITs) - 3.9%
1,800,000	CapitalSource Inc., Senior Subordinated Notes, 7.250% due 7/15/37	1,424,250
1,300,000	NorthStar Realty Finance LP, Senior Notes, 7.250% due 6/15/27 (a)	1,131,000
	Total Real Estate Investment Trusts (REITs)	2,555,250
Thrifts & Mortgage Finance - 2.2%
3,400,000	BankUnited Capital Trust, 3.125% due 3/1/34	1,428,000
	TOTAL FINANCIALS	4,802,250
HEALTH CARE - 14.5%
Biotechnology - 3.8%
400,000	BioMarin Pharmaceuticals Inc., 2.500% due 3/29/13	930,500
600,000	Gilead Sciences Inc., Senior Notes, 0.625% due 5/1/13	882,000
600,000	Incyte Corp., 3.500% due 2/15/11	645,750
	Total Biotechnology	2,458,250
Health Care Equipment & Supplies - 2.6%
750,000	Hologic Inc., 2.000% due 12/15/37	743,438
	Medtronic Inc.:
100,000	1.500% due 4/15/11	103,625
800,000	Senior Notes, 1.500% due 4/15/11 (a)	829,000
	Total Health Care Equipment & Supplies	1,676,063

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 2.0%
$1,000,000	Henry Schein Inc., 3.000% due 8/15/34	$1,311,250
Health Care Technology - 1.5%
1,100,000	HLTH Corp., Senior Notes, 3.125% due 9/1/25	961,125
Life Sciences Tools & Services - 2.7%
750,000	Kendle International Inc., Senior Notes, 3.375% due 7/15/12	851,250
900,000	Millipore Corp., 3.750% due 6/1/26	938,250
	Total Life Sciences Tools & Services	1,789,500
Pharmaceuticals - 1.9%
500,000	Allergan Inc., 1.500% due 4/1/26	553,125
870,000	Valeant Pharmaceuticals International, Subordinated Notes, 4.000% due 11/15/13	715,575
	Total Pharmaceuticals	1,268,700
	TOTAL HEALTH CARE	9,464,888
INDUSTRIALS - 20.5%
Aerospace & Defense - 5.1%
1,700,000	AAR Corp., Senior Notes, 1.750% due 2/1/26	1,710,625
600,000	DRS Technologies Inc., Senior Notes, 2.000% due 2/1/26 (a)	706,500
	Orbital Sciences Corp., Senior Subordinated Notes:
550,000	2.438% due 1/15/27 (a)	720,500
150,000	2.438% due 1/15/27	196,500
	Total Aerospace & Defense	3,334,125
Electrical Equipment - 8.9%
900,000	Canadian Solar Inc., 6.000% due 12/15/17 (a)	1,242,000
400,000	General Cable Corp., 0.875% due 11/15/13	590,000
1,500,000	Roper Industries Inc., 1.481% due 1/15/34	1,177,500
650,000	Sunpower Corp., Senior Notes, 1.250% due 2/15/27	1,078,187
800,000	Suntech Power Holdings Co. Ltd., 3.000% due 3/15/13 (a)	1,050,000
700,000	Yingli Green Energy Holding Co. Ltd., Senior Notes, zero coupon bond to yield 2.438% due 12/15/12	638,750
	Total Electrical Equipment	5,776,437
Machinery - 3.4%
700,000	Actuant Corp., 2.000% due 11/15/23	1,213,625
900,000	Danaher Corp., zero coupon bond to yield 1.685% due 1/22/21	1,040,625
	Total Machinery	2,254,250
Trading Companies & Distributors - 3.1%
	WESCO International Inc.:
1,400,000	2.625% due 10/15/25	1,555,750
400,000	2.625% due 10/15/25 (a)	444,500
	Total Trading Companies & Distributors	2,000,250
	TOTAL INDUSTRIALS	13,365,062
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.0%
600,000	Comverse Technology Inc., zero coupon bonds due 5/15/23	645,750
Electronic Equipment & Instruments - 3.6%
1,200,000	Anixter International Inc., Senior Notes, 1.000% due 2/15/13	1,305,000
1,000,000	Avnet Inc., 2.000% due 3/15/34	1,038,750
	Total Electronic Equipment & Instruments	2,343,750
Internet Software & Services - 3.5%
950,000	Digital River Inc., Senior Notes, 1.250% due 1/1/24	961,875

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Internet Software & Services - 3.5% (continued)
$350,000	Sina Corp., zero coupon bond to yield 2.991% due 7/15/23	$661,500
500,000	VeriSign Inc., 3.250% due 8/15/37 (a)	625,000
	Total Internet Software & Services	2,248,375
IT Services - 2.4%
1,950,000	Euronet Worldwide Inc., Debentures, 3.500% due 10/15/25	1,589,250
Semiconductors & Semiconductor Equipment - 2.2%
1,000,000	Conexant Systems Inc., 4.000% due 3/1/26	695,000
	Jazz Technologies Inc.:
600,000	8.000% due 12/31/11 (a)	450,000
400,000	8.000% due 12/31/11	300,000
	Total Semiconductors & Semiconductor Equipment	1,445,000
Software - 3.9%
500,000	Blackboard Inc., Senior Notes, 3.250% due 7/1/27	478,125
500,000	Lawson Software Inc., 2.500% due 4/15/12 (a)	481,250
1,600,000	Mentor Graphics Corp., Subordinated Debentures, 6.250% due 3/1/26	1,570,000
	Total Software	2,529,375
	TOTAL INFORMATION TECHNOLOGY	10,801,500
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
950,000	Level 3 Communications Inc., Subordinated Notes, 6.000% due 3/15/10	812,250
Wireless Telecommunication Services - 1.6%
	NII Holdings Inc.:
650,000	2.750% due 8/15/25	757,250
250,000	2.750% due 8/15/25 (a)	291,250
	Total Wireless Telecommunication Services	1,048,500
	TOTAL TELECOMMUNICATION SERVICES	1,860,750
	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost - $50,389,932)	50,725,513

SHARES
COMMON STOCKS - 8.5%
CONSUMER DISCRETIONARY - 2.5%
Specialty Retail - 2.5%
37,000	Men’s Wearhouse Inc.	985,310
30,000	Staples Inc.	651,000
	TOTAL CONSUMER DISCRETIONARY	1,636,310
ENERGY - 1.5%
Energy Equipment & Services - 1.5%
4,600	Diamond Offshore Drilling Inc.	576,886
53,000	Parker Drilling Co. *	425,060
	TOTAL ENERGY	1,001,946
FINANCIALS - 2.2%
Capital Markets - 1.3%
8,398	Affiliated Managers Group Inc. *	834,257
Thrifts & Mortgage Finance - 0.9%
100,000	Countrywide Financial Corp.	578,000
	TOTAL FINANCIALS	1,412,257
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.0%
24,000	Corning Inc.	641,040

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

SHARES	SECURITY	VALUE
Software - 0.5%
5,000	Blackboard Inc. *	$172,700
21,000	Lawson Software Inc. *	167,790
	Total Software	340,490
	TOTAL INFORMATION TECHNOLOGY	981,530
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
29,000	Level 3 Communications Inc. *	86,130
Wireless Telecommunication Services - 0.7%
9,500	NII Holdings Inc. *	434,530
	TOTAL TELECOMMUNICATION SERVICES	520,660
	TOTAL COMMON STOCKS
	(Cost - $5,838,157)	5,552,703
CONVERTIBLE PREFERRED STOCKS - 10.8%
CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 1.2%
70,000	Six Flags Inc., 7.250%	794,066
Media - 1.5%
1,100	Interpublic Group of Cos. Inc., 5.250% (a)	954,525
	TOTAL CONSUMER DISCRETIONARY	1,748,591
FINANCIALS - 5.6%
Capital Markets - 0.4%
50,000	E*TRADE Financial Corp., 6.125%	287,500
Diversified Financial Services - 1.0%
12,000	Citigroup Inc., 6.500%	625,800
Real Estate Investment Trusts (REITs) - 4.2%
64,000	Digital Realty Trust Inc., 4.375%	1,417,997
16,000	Simon Property Group Inc., 6.000%	1,314,720
	Total Real Estate Investment Trusts (REITs)	2,732,717
	TOTAL FINANCIALS	3,646,017
MATERIALS - 0.5%
Chemicals - 0.5%
6,000	Celanese Corp., 4.250%	344,100
UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 2.0%
450	NRG Energy Inc., 4.000% (a)	1,010,925
120	NRG Energy Inc., 4.000%	269,580
	TOTAL UTILITIES	1,280,505
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost - $7,788,545)	7,019,213
PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
40,000	CIT Group Inc., 7.750%	468,000
3,000	CIT Group Inc., 8.750%	167,250
	TOTAL PREFERRED STOCKS
	(Cost - $668,241)	635,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $64,684,875)	63,932,679

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
$397,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity- $397,022; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value - $404,941) (Cost - $397,000)	$397,000
	TOTAL INVESTMENTS - 98.8%
	(Cost - $65,081,875#)	64,329,679
	Other Assets in Excess of Liabilities - 1.2%	768,169
	TOTAL NET ASSETS - 100.0%	$65,097,848

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Convertible Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,785,725
Gross unrealized depreciation	(8,537,921)

Net unrealized depreciation	$(752,196)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its October 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 24, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	June 24, 2008